The Company and key events (Tables)	6 Months Ended
Jun. 30, 2025
Corporate information and statement of IFRS compliance [abstract]
The company shareholding information table

Shareholder	Nb of Shares[1]	%	Nb of voting rights[2]	%
Novo Nordisk A/S	9,817,546	11.71%	9,817,546	11.60%
Medimmune Limited	7,485,500	8.93%	7,485,500	8.85%
Bpifrance Participations	6,389,406	7.62%	6,389,406	7.55%
Members of the Executive Board, Supervisory Board and Leadership Team	846,944	1.01%	911,444	1.08%
Treasury shares	18,575	0.02%	0	—%
Public	59,286,440	70.71%	59,995,085	70.92%
Total	83,844,411	100.00%	84,598,981	100.00%
After closing

Shareholder	Nb of Shares[1]*	%	Nb of voting rights[2]	%
Novo Nordisk A/S	9,817,546	10.65%	9,817,546	10.56%
Sanofi-Aventis Participations	8,345,387	9.05%	8,345,387	8.98%
Medimmune Limited	7,485,500	8.12%	7,485,500	8.05%
Bpifrance Participations	6,389,406	6.93%	6,389,406	6.87%
Members of the Executive Board, Supervisory Board and Leadership Team	846,944	0.92%	911,444	0.98%
Treasury shares	18,575	0.02%	0	—%
Public	59,286,440	64.31%	59,995,085	64.55%
Total	92,189,798	100.00%	92,944,368	100.00%

[1] Ordinary shares includes ordinary shares plus ordinary shares pursuant to the 2016 and 2017 free preference shares.

◦On May 23, 2025, the Company announced the voting results of its shareholders at the Annual General Meeting (“AGM”), which took place on May 22, 2025, in Marseille. All resolutions were voted. Following the approval of its shareholders at the Annual General Meeting held on May 22, 2025, the Company has transitioned from an Executive Board and Supervisory Board corporate governance structure to a Board of Directors (“conseil d’administration”) structure with a Chief Executive Officer.

New Governance Structure

The newly appointed Board of Directors is comprised of the following members:
- Mrs. Irina Staatz-Granzer ;
- Mr. Jonathan Dickinson ;
- Mrs. Véronique Chabernaud;
- Mrs. Pascale Boissel;
- Mrs. Sally Bennett;
- Mr. Christian Itin;
- Mr. Marty J. Duvall;
- Bpifrance Participations, represented by Mr. Olivier Martinez.
The Board of Directors then decided, on May 22, 2025, following the Annual General Meeting, to separate the functions of Chairman of the Board and Chief Executive Officer and appointed Mrs. Irina Staatz Granz as Chair of the Board and Mr Jonathan Dickinson as Chief Executive Officer.